Summarize the Company's Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data [Line Items]
Total interest income	$ 6,065	$ 5,523	$ 5,107	$ 4,625	$ 4,591	$ 4,586	$ 4,290	$ 4,184
Total interest expense	1,055	893	707	523	439	449	438	438	$ 3,178	$ 1,764
Net interest income	5,010	4,630	4,400	4,102	4,152	4,137	3,852	3,746	18,142	15,887
Provision (credit) for loan losses	96	72	72	57	25	25	25	25	297	100
Other income	995	897	888	880	859	892	869	832	409	381
General, administrative and other expense	5,235	3,855	3,754	3,579	3,494	3,456	3,365	3,334
Income before income taxes	674	1,600	1,462	1,346	1,492	1,548	1,331	1,219	5,082	5,590
Federal income taxes	83	269	250	198	712	548	415	369	800	2,044
Net income	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 780	$ 1,000	$ 916	$ 850	$ 4,282	$ 3,546
Earnings per share
Basic	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 0.16	$ 0.20	$ 0.18	$ 0.17	$ 0.82	$ 0.71
Diluted	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 0.16	$ 0.20	$ 0.18	$ 0.17	$ 0.82	$ 0.71